Flow-Through Share Premium Liability	12 Months Ended
Feb. 29, 2024
Flow-through Share Premium Liability
Flow-Through Share Premium Liability

12.	Flow-Through Share Premium Liability

	Years ended
	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Balance, beginning of the year	91,333	—	—
Liability incurred through flow-through shares issued	1,442,938	166,100	—
Amortization for the year	(383,219)	(74,767)	—
Balance, end of the year	1,151,052	91,333	—

During the year ended February 29, 2024 the Company issued 1,869,375 flow through (“FT”) units at $0.80 per unit for gross proceeds of $1,495,500 (Note 13)) and 12,560,000 FT shares at $0.50 per share for gross proceeds of $6,280,000 (Note 13). The FT proceeds include a flow through premium of $1,442,938, priced at $0.10 per unit or share issued.

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During the year ended February 28, 2023 the Company issued 3,322,000 FT units at $0.40 per unit for gross proceeds of $1,328,000 (Note 13). The FT proceeds include a flow through premium of $166,100, priced at $0.05 per unit issued.

As at February 29, 2024 $5,755,261 remains to be spent on qualifying expenditures (February 28, 2023 - $821,164).